Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 - Related Party Transactions

The Company has granted loans to certain directors and executive officers and their related interests. Such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other borrowers and, in management’s opinion, do not involve more than the normal risk of collectability. All loans to directors and executive officers or their interests are submitted to the Board of Directors for approval. A summary of loans to directors, executive officers and their related interests follows:

(dollars in thousands)
Balance at December 31, 2013	$12,667
Disbursements during the year	12,901
Collections during the year	(3,848)

Balance at December 31, 2014	$21,720

At December 31, 2014, the Company had approved, but unused lines of credit, totaling $4.5 million to executive officers and directors, and their related interests.